LVIP Baron Growth Opportunities Fund
Schedule of Investments
March 31, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.74%
Building Products–1.62%
†Trex Co., Inc.	273,000	$ 13,286,910
		13,286,910
Capital Markets–17.32%
Carlyle Group, Inc.	207,000	6,429,420
Cohen & Steers, Inc.	191,000	12,216,360
FactSet Research Systems, Inc.	50,900	21,128,081
Houlihan Lokey, Inc.	145,904	12,765,141
Moelis & Co. Class A	113,400	4,359,096
Morningstar, Inc.	83,580	16,969,247
MSCI, Inc.	122,000	68,282,180
		142,149,525
Diversified Consumer Services–1.36%
†Bright Horizons Family Solutions, Inc.	144,497	11,124,824
		11,124,824
Diversified REITs–0.06%
American Assets Trust, Inc.	28,500	529,815
		529,815
Diversified Telecommunication Services–4.45%
Iridium Communications, Inc.	590,000	36,538,700
		36,538,700
Electronic Equipment, Instruments & Components–0.46%
Littelfuse, Inc.	14,200	3,806,878
		3,806,878
Health Care Equipment & Supplies–6.64%
†Figs, Inc. Class A	1,070,000	6,623,300
†IDEXX Laboratories, Inc.	80,500	40,256,440
†Neogen Corp.	413,817	7,663,891
		54,543,631
Hotels, Restaurants & Leisure–19.23%
Boyd Gaming Corp.	148,800	9,541,056
Choice Hotels International, Inc.	301,000	35,274,190
Krispy Kreme, Inc.	501,908	7,804,669
Marriott Vacations Worldwide Corp.	163,730	22,080,628
†Penn Entertainment, Inc.	654,040	19,398,827
Red Rock Resorts, Inc. Class A	296,000	13,192,720
Vail Resorts, Inc.	216,500	50,591,720
		157,883,810
Insurance–15.33%
†Arch Capital Group Ltd.	686,000	46,558,820
Kinsale Capital Group, Inc.	164,650	49,419,697
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Primerica, Inc.	173,494	$ 29,882,607
		125,861,124
IT Services–6.78%
†Gartner, Inc.	170,770	55,631,743
		55,631,743
Life Sciences Tools & Services–7.65%
Bio-Techne Corp.	332,000	24,631,080
†Mettler-Toledo International, Inc.	10,900	16,679,289
West Pharmaceutical Services, Inc.	62,000	21,481,140
		62,791,509
Machinery–0.44%
Marel HF	428,518	1,747,376
†Velo3D, Inc.	830,000	1,884,100
		3,631,476
Office REITs–1.35%
Alexandria Real Estate Equities, Inc.	57,000	7,158,630
Douglas Emmett, Inc.	319,050	3,933,887
		11,092,517
Pharmaceuticals–0.95%
Dechra Pharmaceuticals PLC	237,600	7,778,893
		7,778,893
Professional Services–6.14%
†CoStar Group, Inc.	629,000	43,306,650
SS&C Technologies Holdings, Inc.	125,000	7,058,750
		50,365,400
Software–6.94%
†Altair Engineering, Inc. Class A	72,000	5,191,920
†ANSYS, Inc.	118,500	39,436,800
†Clearwater Analytics Holdings, Inc. Class A	125,000	1,995,000
†Guidewire Software, Inc.	126,000	10,338,300
		56,962,020
Specialized REITs–3.02%
Gaming & Leisure Properties, Inc.	476,657	24,814,763
		24,814,763
Total Common Stock (Cost $181,989,097)		818,793,538
LVIP Baron Growth Opportunities Fund–1

LVIP Baron Growth Opportunities Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
WARRANT–0.00%
†OneSpaWorld Holdings Ltd. exp 3/19/24 exercise price USD 11.50	9,999	$ 23,398
Total Warrant (Cost $0)		23,398

MONEY MARKET FUND–0.14%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.70%)	1,103,037	1,103,037
Total Money Market Fund (Cost $1,103,037)		1,103,037
TOTAL INVESTMENTS–99.88% (Cost $183,092,134)	$819,919,973
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.12%	1,015,814
NET ASSETS APPLICABLE TO 12,166,305 SHARES OUTSTANDING–100.00%	$820,935,787

† Non-income producing.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP Baron Growth Opportunities Fund–2

LVIP Baron Growth Opportunities Fund
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Baron Growth Opportunities Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Baron Growth Opportunities Fund–3

LVIP Baron Growth Opportunities Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Building Products	$13,286,910	$—	$—	$13,286,910
Capital Markets	142,149,525	—	—	142,149,525
Diversified Consumer Services	11,124,824	—	—	11,124,824
Diversified REITs	529,815	—	—	529,815
Diversified Telecommunication Services	36,538,700	—	—	36,538,700
Electronic Equipment, Instruments & Components	3,806,878	—	—	3,806,878
Health Care Equipment & Supplies	54,543,631	—	—	54,543,631
Hotels, Restaurants & Leisure	157,883,810	—	—	157,883,810
Insurance	125,861,124	—	—	125,861,124
IT Services	55,631,743	—	—	55,631,743
Life Sciences Tools & Services	62,791,509	—	—	62,791,509
Machinery	3,631,476	—	—	3,631,476
Office REITs	11,092,517	—	—	11,092,517
Pharmaceuticals	—	7,778,893	—	7,778,893
Professional Services	50,365,400	—	—	50,365,400
Software	56,962,020	—	—	56,962,020
Specialized REITs	24,814,763	—	—	24,814,763
Warrant	—	23,398	—	23,398
Money Market Fund	1,103,037	—	—	1,103,037
Total Investments	$812,117,682	$7,802,291	$—	$819,919,973
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at March 31, 2023, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP Baron Growth Opportunities Fund–4